Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Jan. 01, 2019 EUR (€)	May 15, 2018 USD ($)
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets	€ 255,000,000
Lease liabilities	€ 311,000,000					€ 285,000,000
Description of hedging relationship considered highly effective	A hedging relationship is considered highly effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.
Impairment of available-for-sale equity instruments, significant or prolonged decline, description	Significant or prolonged decline is defined as an unrealized loss position for generally more than six months or a fair value of less than 80% of the cost price of the investment.
Threshold period for investment in equity securities in a continuous decline in value to be considered	More than six months
Threshold percentage by which investments in equity securities have declined in value to be considered	80.00%
Gain or loss is recognized in on purchase, sale, issue or cancellation of instruments	€ 0
Net income after accounting policy changes	€ 1,239,000,000	€ 711,000,000	[1]	€ 2,469,000,000	[1]
Impact on earnings per share basic and diluted | € / shares	€ 0.01
Aegon N.V [member]
Disclosure of summary of significant accounting policies [line items]
Net income after accounting policy changes	€ (141,000,000)	€ (122,000,000)		€ (42,000,000)
Aegon N.V [member] | Accounting Policy Change Liquidity Adequacy Testing [Member]
Disclosure of summary of significant accounting policies [line items]
Net income after accounting policy changes	19,000,000
Changes in equity	19,000,000
Increase decrease through other changes liabilities under insurance and reinsurance contracrs	25,000,000
Increase decrease in other liabilities	6,000,000
Equipment [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets	23,000,000
Non-cumulative subordinated notes [member]
Disclosure of summary of significant accounting policies [line items]
Principal amount | $							$ 525,000,000
IFRS 16 [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets	235,000,000
Lease liabilities	285,000,000
Impact on shareholders' equity expected	41,000,000
Weigted average incremental borrowing rate for lease liabilities						3.46%
Increase (decrease) through appropriation of retained earnings, equity	(3,000,000)
IFRS 16 [member] | Properties [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets	212,000,000
IFRS 16 [member] | Buildings [member] | United Kingdom [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets	116,000,000
IFRS 16 [member] | Buildings [member] | US [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets	€ 50,000,000

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.